Condensed Consolidated Statements of Operations - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015
Revenues
Products	$ 9,566	$ 8,366	$ 31,225	$ 27,871	$ 37,510	$ 51,381
Services	2,358	2,874	9,277	10,788	15,657	15,576
Total Revenues	11,924	11,240	40,502	38,659	53,167	66,957
Cost of Revenues
Products	8,519	6,873	26,805	22,363	29,025	40,763
Services	1,154	1,269	4,773	5,807	9,215	6,865
Total Cost of Revenues	9,673	8,142	31,578	28,170	38,240	47,628
Gross Profit	2,251	3,098	8,924	10,489	14,927	19,329
Operating Expenses
Research and development	447	587	1,459	1,711	2,277	635
Sales and marketing	1,301	1,876	5,522	6,713	8,500	11,531
General and administrative	5,378	3,699	14,633	11,116	15,269	14,226
Acquisition related costs		22	5	52	876	355
Impairment of goodwill	8,392		8,392		7,400
Amortization of intangibles	1,327	1,056	4,094	3,169	4,328	3,994
Total Operating Expenses	16,845	7,240	34,105	22,761	38,650	30,741
Loss from Operations	(14,594)	(4,142)	(25,181)	(12,272)	(23,723)	(11,412)
Other Income (Expense)
Interest expense	(694)	(639)	(2,721)	(1,037)	(1,743)	(448)
Change in fair value of shares to be issued		5		13	51
Loss on the settlement of obligation						(85)
Reserve for the recoverability of note receivable					(1,077)
Change in fair value of derivative liability	46	41	254	41	13	211
Other income	610	15	545	54	(266)	25
Total Other Income (Expense)	(38)	(578)	(1,922)	(929)	(3,022)	(297)
Net Loss from Continuing Operations	(14,632)	(4,720)	(27,103)	(13,201)	(26,745)	(11,709)
Net Loss from Discontinued Operations, Net of Tax	(9)		(26)		(758)	(20)
Net Loss	(14,641)	(4,720)	(27,129)	(13,201)	(27,503)	(11,729)
Net Loss Attributable to Non-controlling Interest	(4)	(4)	(13)	(12)	(389)	(10)
Net Loss Attributable to Stockholders of Inpixon	$ (14,637)	$ (4,716)	$ (27,116)	$ (13,189)	$ (27,114)	$ (11,719)
Net Loss Per Basic and Diluted Common Share
Loss from continuing operations attributable to common stockholders					$ (15.40)	$ (8.29)
Loss from discontinued operations, net of tax					(0.21)	(0.01)
Net Loss Per Share - Basic and Diluted	$ (1.56)	$ (2.7)	$ (5.79)	$ (7.77)	$ (15.61)	$ (8.30)
Weighted Average Shares Outstanding
Basic and Diluted	9,449,102	1,743,451	4,690,876	1,697,645	1,737,120	1,412,094